Investments (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013
Summary of Investment Holdings [Line Items]
Investments owned	$ 732,334,000	$ 795,294,000		$ 686,218,000
Long-term incentive compensation obligations	122,977,000	176,370,000		108,432,000
Available-for-sale [Abstract]
Amortized Cost	12,034,000	13,610,000
Available for Sale Securities Gross Unrealized Gain Accumulated in Investments	1,478,000	622,000
Gross Unrealized Losses	(151,000)	(349,000)
Fair Value	13,361,000	13,883,000
Trading [Abstract]
Amortized Cost	438,559,000	547,429,000
Gross Unrealized Gains	44,101,000	9,434,000
Gross Unrealized Losses	(7,121,000)	(45,864,000)
Fair value	475,539,000	510,999,000
Proceeds from sales of available-for-sale investments	800,000	3,500,000	4,300,000
Realized gains from sales of available-for-sale investments	100,000	100,000	500,000
Realized losses from our sales of available-for-sale investments	100,000	100,000	400,000
Consolidated Private Equity Fund [Member]
Summary of Investment Holdings [Line Items]
Investments owned	47,045,000	58,749,000		49,725,000
Private Equity [Member]
Summary of Investment Holdings [Line Items]
Investments owned	47,853,000	35,726,000		46,401,000
Equity Investments [Member]
Available-for-sale [Abstract]
Amortized Cost	5,769,000	6,753,000
Available for Sale Securities Gross Unrealized Gain Accumulated in Investments	1,445,000	489,000
Gross Unrealized Losses	(149,000)	(342,000)
Fair Value	7,065,000	6,900,000
Trading [Abstract]
Amortized Cost	239,368,000	375,287,000
Gross Unrealized Gains	32,003,000	5,959,000
Gross Unrealized Losses	(2,830,000)	(41,938,000)
Fair value	268,541,000	339,308,000
Fixed Income Investments [Member]
Available-for-sale [Abstract]
Amortized Cost	6,265,000	6,857,000
Available for Sale Securities Gross Unrealized Gain Accumulated in Investments	33,000	133,000
Gross Unrealized Losses	(2,000)	(7,000)
Fair Value	6,296,000	6,983,000
Trading [Abstract]
Amortized Cost	199,191,000	172,142,000
Gross Unrealized Gains	12,098,000	3,475,000
Gross Unrealized Losses	(4,291,000)	(3,926,000)
Fair value	206,998,000	171,691,000
Available-For-Sale Investments [Member]
Summary of Investment Holdings [Line Items]
Investments owned	13,361,000	13,883,000		12,423,000
Trading Investments [Member] | Long-term Incentive Compensation-Related [Member]
Summary of Investment Holdings [Line Items]
Investments owned	90,825,000	135,832,000
Trading Investments [Member] | US Treasury Bill Securities [Member]
Summary of Investment Holdings [Line Items]
Investments owned	27,982,000	37,998,000		27,996,000
Trading Investments [Member] | Seed Capital [Member]
Summary of Investment Holdings [Line Items]
Investments owned	307,795,000	278,932,000		276,365,000
Trading Investments [Member] | Equities and Exchange-Traded Options [Member]
Summary of Investment Holdings [Line Items]
Investments owned	48,937,000	58,237,000		61,640,000
Investments In Limited Partnership Hedge Funds [Member] | Long-term Incentive Compensation-Related [Member]
Summary of Investment Holdings [Line Items]
Investments owned	32,152,000	40,538,000
Investments In Limited Partnership Hedge Funds [Member] | Seed Capital [Member]
Summary of Investment Holdings [Line Items]
Investments owned	109,328,000	123,920,000		94,991,000
Other Investment [Member]
Summary of Investment Holdings [Line Items]
Investments owned	$ 7,056,000	$ 11,479,000		$ 8,245,000